Annual Total Returns	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
FT Vest Nasdaq-100 Buffer ETF - June | FT Vest Nasdaq-100 Buffer ETF - June
Prospectus [Line Items]
Annual Return [Percent]	36.06%	(17.27%)